BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.7%
Basic Industries—6.9%
Ferro Corp.*	99,578	$1,435,915
Graphic Packaging Holding Co.	686,967	11,176,953
Innophos Holdings, Inc.	75,751	2,416,457
Orion Engineered Carbons SA(a)	137,924	2,507,458
Owens-Illinois, Inc.(a)	203,889	2,014,423
PQ Group Holdings, Inc.*(a)	238,402	3,781,056
Schweitzer-Mauduit International, Inc.(a)	133,975	5,876,144
SunCoke Energy, Inc.	521,279	2,668,948
Valvoline, Inc.	433,612	9,821,312
		41,698,666
Capital Goods—10.2%
Aegion Corp.*	195,307	4,230,349
BMC Stock Holdings, Inc.*	142,584	4,221,912
Continental Building Products, Inc.*	76,108	2,800,013
Foundation Building Materials, Inc.*	111,911	2,287,461
Granite Construction, Inc.(a)	42,689	1,099,669
LCI Industries(a)	56,247	5,988,056
Minerals Technologies, Inc.	80,382	4,340,628
NN, Inc.	116,587	1,015,473
Olin Corp.	43,626	764,327
Orion Group Holdings, Inc.*	260,133	1,433,333
Timken Co., (The)	80,953	4,257,318
Trinseo SA	72,634	2,759,366
Tutor Perini Corp.*(a)	150,212	2,392,877
WESCO International, Inc.*	230,889	12,149,379
World Fuel Services Corp.	233,157	9,885,857
ZAGG, Inc.*(a)	258,550	1,985,664
		61,611,682
Communications—0.3%
AMC Networks, Inc., Class A*(a)	53,908	2,071,684
Consumer Durables—1.6%
Frontdoor, Inc.*	79,520	3,599,075
La-Z-Boy, Inc.	47,822	1,511,175
Spectrum Brands Holdings, Inc.	34,036	2,127,931
Standard Motor Products, Inc.(a)	36,798	1,853,515
Strattec Security Corp.	17,739	414,738
		9,506,434
Consumer Non-Durables—4.8%
Energizer Holdings, Inc.(a)	173,044	8,633,165
Fresh Del Monte Produce, Inc.	89,302	2,920,175
Movado Group, Inc.(a)	67,300	1,315,715
Skechers U.S.A., Inc., Class A*	170,148	6,843,353
Steven Madden Ltd.	140,067	5,948,645
Universal Corp.	57,116	2,982,598
		28,643,651
Consumer Services—13.5%
ABM Industries, Inc.(a)	120,853	4,591,205
ACCO Brands Corp.	317,647	2,906,470
ASGN, Inc.*	71,757	4,808,437
CBIZ, Inc.*	120,056	3,224,704
Civeo Corp.*	425,787	385,678
Ennis, Inc.(a)	47,873	988,099
Entercom Communications Corp., Class A(a)	387,059	1,830,789
Extended Stay America, Inc.	196,644	2,902,465
FTI Consulting, Inc.*(a)	75,182	8,194,086
Group 1 Automotive, Inc.	23,018	2,372,926
Huron Consulting Group, Inc.*	35,898	2,406,961
IAA, Inc.*	74,034	3,355,961
ICF International, Inc.	62,375	5,596,909
KAR Auction Services, Inc.(a)	276,453	5,838,687
Lithia Motors, Inc., Class A	89,816	14,422,653
MAXIMUS, Inc.	43,732	3,264,594
Playa Hotels & Resorts NV*	230,068	1,812,936
PRA Group, Inc.*(a)	82,665	3,028,846
Tetra Tech, Inc.	74,415	6,570,100
TravelCenters of America, Inc.*	34,906	354,994
Viad Corp.	32,805	2,063,435
		80,920,935
Energy—2.9%
Apergy Corp.*	78,879	2,014,570
Cactus, Inc., Class A	95,683	2,888,670
Enerplus Corp.(a)	472,483	2,924,670
Extraction Oil & Gas, Inc.*(a)	250,130	360,187
Jagged Peak Energy, Inc.*(a)	131,283	875,657
Key Energy Services, Inc.*	115,167	19,693
Kosmos Energy Ltd.(a)	832,996	4,972,986
Nine Energy Service, Inc.*(a)	138,804	760,646
ProPetro Holding Corp.*(a)	110,119	949,226
Viper Energy Partners LP(a)	65,687	1,558,096
		17,324,401
Finance—31.7%
AIR LEASE Corp.(a)	287,526	13,349,832
AllianceBernstein Holding LP	59,154	1,713,691
AMERISAFE, Inc.(a)	41,401	2,798,708
Ares Commercial Real Estate Corp.	107,549	1,682,066
Assured Guaranty Ltd.	242,212	12,025,826
Axis Capital Holdings Ltd.	35,798	2,118,526
BankUnited, Inc.	146,342	5,130,751
Boston Private Financial Holdings, Inc.	222,622	2,613,582
Cadence BanCorp	107,151	1,769,063
CenterState Banks, Inc.	122,523	3,115,760
Columbia Banking System, Inc.(a)	47,858	1,870,291
Essent Group Ltd.	176,351	9,637,582
Evercore, Inc., Class A	46,993	3,636,318
Federal Agricultural Mortgage Corp., Class C	50,306	4,177,913
First Citizens BancShares Inc., Class A	6,090	3,165,582
First Hawaiian, Inc.	286,105	8,165,437
First Merchants Corp.	82,212	3,328,764
First Midwest Bancorp Inc.(a)	101,035	2,178,315
FirstCash, Inc.	16,597	1,341,702
Flushing Financial Corp.	60,070	1,273,484
Gladstone Capital Corp.(a)	34,407	358,177
Global Indemnity Ltd.	31,173	896,847
Greenhill & Co., Inc.(a)	65,148	1,108,168
Hanmi Financial Corp.	123,593	2,426,131
Hanover Insurance Group Inc., (The)	40,508	5,506,252
Heritage Financial Corp.(a)	77,318	2,132,430
Hope Bancorp, Inc.	123,697	1,794,843
James River Group Holdings Ltd.	93,106	3,683,273
Luther Burbank Corp.	195,791	2,263,344
Merchants Bancorp	87,258	1,568,899
National General Holdings Corp.	294,906	6,278,549
Navient Corp.	485,865	6,972,163
Nelnet, Inc., Class A(a)	91,494	5,764,122
NMI Holdings, Inc., Class A*	191,171	6,417,610
Peapack Gladstone Financial Corp.	96,487	2,884,961
PennyMac Financial Services, Inc.	163,740	5,617,919
Preferred Bank(a)	37,969	2,093,990
ProAssurance Corp.	76,147	2,863,127
Radian Group, Inc.	179,922	4,649,184
RBB Bancorp	66,973	1,340,799
Silvercrest Asset Management Group, Inc., Class A	253,699	3,285,402
SLM Corp.(a)	1,410,775	12,033,911
South State Corp.	13,731	1,143,518
State Auto Financial Corp.	50,257	1,647,424
Synovus Financial Corp.	47,106	1,794,268
Umpqua Holdings Corp.	87,848	1,438,072
Walker & Dunlop, Inc.	149,448	9,809,767
Washington Federal, Inc.(a)	64,192	2,362,908
White Mountains Insurance Group Ltd.	4,545	5,030,951
		190,260,202
Health Care—3.9%
Chemed Corp.	9,310	4,003,486
Envista Holdings Corp.*(a)	49,832	1,401,276
ICON PLC*	28,707	4,683,834
LHC Group, Inc.*(a)	38,703	5,162,980
Patterson Cos., Inc.(a)	83,037	1,615,900
Syneos Health, Inc.*(a)	117,653	6,460,327
		23,327,803
Real Estate Investment Trusts—8.2%
Arlington Asset Investment Corp., Class A(a)	181,376	1,061,050
Blackstone Mortgage Trust, Inc., Class A(a)	186,651	6,837,026
Chatham Lodging Trust	88,905	1,626,961
Colony Capital, Inc.	294,550	1,437,404
Cousins Properties, Inc.(a)	47,026	1,904,083
Front Yard Residential Corp.(a)	58,003	672,835
Gladstone Commercial Corp.	40,481	922,157
MFA Financial, Inc.	1,077,958	8,257,158
Redwood Trust, Inc.(a)	198,135	3,205,824
Retail Properties of America, Inc., Class A	211,831	3,014,355
Spirit Realty Capital, Inc.	40,769	2,136,296
Starwood Property Trust, Inc.	179,131	4,388,710
Two Harbors Investment Corp.(a)	936,789	13,620,912
		49,084,771
Technology—12.0%
Bel Fuse, Inc., Class B(a)	127,887	2,119,088
Belden, Inc.(a)	91,461	4,915,114
Brooks Automation, Inc.	46,464	2,080,193
Change Healthcare, Inc.*(a)	332,179	4,444,555
Ciena Corp.*	190,610	7,235,556
EnerSys	72,517	5,088,518
EVERTEC, Inc.	94,362	3,059,216
Insight Enterprises, Inc.*(a)	72,270	4,740,189
NCR Corp.*	144,724	4,751,289
PC Connection, Inc.(a)	29,218	1,441,032
Science Applications International Corp.	51,527	4,397,829
SMART Global Holdings, Inc.*	106,874	3,291,719
Sykes Enterprises, Inc.*	157,669	5,540,489
SYNNEX Corp.	79,316	9,740,798
TTEC Holdings, Inc.	106,430	4,888,330
Yelp, Inc.*(a)	119,236	4,135,104
		71,869,019
Transportation—0.3%
Spirit Airlines, Inc.*(a)	55,087	2,152,249
Utilities—0.4%
Pure Cycle Corp.*	183,698	2,281,529
TOTAL COMMON STOCKS
(Cost $457,812,937)		580,753,026

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—19.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%(b)	118,083,344	118,083,344
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $118,083,344)		118,083,344
SHORT-TERM INVESTMENTS—3.2%
Fidelity Investments Money Market Funds - Government Portfolio, 1.54%(b)	19,081,580	19,081,580
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,081,580)		19,081,580
TOTAL INVESTMENTS—119.6%
(Cost $594,977,861)		717,917,950
LIABILITIES IN EXCESS OF OTHER ASSETS—(19.6)%		(117,447,754)
NET ASSETS—100.0%		$600,470,196

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $114,281,372.
(b)	Seven-day yield as of November 30, 2019.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

A summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$41,698,666	$41,698,666	$-	$-	$-
Capital Goods	61,611,682	61,611,682	-	-	-
Communications	2,071,684	2,071,684	-	-	-
Consumer Durables	9,506,434	9,506,434	-	-	-
Consumer Non-Durables	28,643,651	28,643,651	-	-	-
Consumer Services	80,920,935	80,920,935	-	-	-
Energy	17,324,401	17,324,401	-	-	-
Finance	190,260,202	190,260,202	-	-	-
Health Care	23,327,803	23,327,803	-	-	-
Real Estate Investment Trusts	49,084,771	49,084,771	-	-	-
Technology	71,869,019	71,869,019	-	-	-
Transportation	2,152,249	2,152,249	-	-	-
Utilities	2,281,529	2,281,529	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	118,083,344	-	-	-	118,083,344
Short-Term Investments	19,081,580	19,081,580	-	-	-
Total Assets	$717,917,950	$599,834,606	$-	$-	$118,083,344

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of
Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total
Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.